Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Research and Development Expenses [Abstract]
Schedule of research and development expenses
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Subcontractors and consultants	2,385	1,782	3,612
Share-based compensation	1,008	855	1,592
Salaries and social benefits	612	529	1,212

	4,005	3,166	6,416